Long-Term Debt - Summary of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 75,976	$ 31,443
Less: Debt issuance costs	(24,852)	(4,798)
Non-current portion of long-term debt	51,124	26,645
Eastward Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt		15,000
EIB Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt		14,734
FP Term Loan [Member]
Debt Instrument [Line Items]
Total long-term debt	71,512
PPP Loan [Member]
Debt Instrument [Line Items]
Total long-term debt		1,699
Other [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 4,464	$ 10